Stock Compensation - Schedule of Weighted Average Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions:
Risk-free interest rate
Expected dividend yield	0.00%
Expected volatility
Expected life (in years)	5 years
Minimum [Member]
Assumptions:
Risk-free interest rate	3.95%	3.49%
Expected volatility	47.33%	51.14%
Expected life (in years)		5 years
Maximum [Member]
Assumptions:
Risk-free interest rate	4.06%	3.55%
Expected volatility	49.19%	52.38%
Expected life (in years)		5 years 5 months 15 days